Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and merchandise	€ 4,109	€ 4,628
Work in progress	8,350	5,436
Total	12,459	10,064
Reserve for slow-moving inventory	€ 1	€ 22